Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	RYDEX ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001208211
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Rydex S&P Equal Weight ETF (Prospectus Summary) | Rydex S&P Equal Weight ETF | Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSP
Rydex Russell Top 50 ETF (Prospectus Summary) | Rydex Russell Top 50 ETF | Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XLG
Rydex S&P 500 Pure Value ETF (Prospectus Summary) | Rydex S&P 500 Pure Value ETF | Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPV
Rydex S&P 500 Pure Growth ETF (Prospectus Summary) | Rydex S&P 500 Pure Growth ETF | Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPG
Rydex S&P MidCap 400 Pure Value ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Value ETF | Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFV
Rydex S&P MidCap 400 Pure Growth ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Growth ETF | Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFG
Rydex S&P SmallCap 600 Pure Value ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RZV
Rydex S&P SmallCap 600 Pure Growth ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Growth ETF | Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RZG
Rydex S&P Equal Weight Consumer Discretionary ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Discretionary ETF | Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCD
Rydex S&P Equal Weight Consumer Staples ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Staples ETF | Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RHS
Rydex S&P Equal Weight Energy ETF (Prospectus Summary) | Rydex S&P Equal Weight Energy ETF | Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYE
Rydex S&P Equal Weight Financials ETF (Prospectus Summary) | Rydex S&P Equal Weight Financials ETF | Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYF
Rydex S&P Equal Weight Health Care ETF (Prospectus Summary) | Rydex S&P Equal Weight Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYH
Rydex S&P Equal Weight Industrials ETF (Prospectus Summary) | Rydex S&P Equal Weight Industrials ETF | Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGI
Rydex S&P Equal Weight Materials ETF (Prospectus Summary) | Rydex S&P Equal Weight Materials ETF | Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTM
Rydex S&P Equal Weight Technology ETF (Prospectus Summary) | Rydex S&P Equal Weight Technology ETF | Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYT
Rydex S&P Equal Weight Utilities ETF (Prospectus Summary) | Rydex S&P Equal Weight Utilities ETF | Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYU
Rydex 2x S&P 500 ETF (Prospectus Summary) | Rydex 2x S&P 500 ETF | Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSU
Rydex Inverse 2x S&P 500 ETF (Prospectus Summary) | Rydex Inverse 2x S&P 500 ETF | Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSW

Rydex S&P Equal Weight ETF (Prospectus Summary) | Rydex S&P Equal Weight ETF
Rydex S&P 500 Equal Weight ETF (formerly, Rydex S&P Equal Weight ETF)
INVESTMENT OBJECTIVE
The investment objective of the Rydex S&P 500 Equal Weight ETF (the "Fund") is
to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500 Equal Weight Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight ETF Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.40%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight ETF Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF	40	126	219	493

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the
correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index is an unmanaged equal-weighted version of the S&P 500
Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill
Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P 500 Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31,
2010, the S&P 500 Equal Weight Index included companies with a capitalization range of  $1.6 billion to  $368.7 billion. As long as the Fund invests at least
90% of its total assets in the securities of the respective Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return 06/30/2009 24.68% Lowest Quarter Return 12/31/2008 -26.82%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Rydex S&P Equal Weight ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF	Return Before Taxes	21.32%	4.10%	9.92%	Apr 24, 2003
Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF After Taxes on Distributions	Return After Taxes on Distributions	21.07%	3.80%	9.60%	Apr 24, 2003
Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.15%	3.42%	8.73%	Apr 24, 2003
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	6.39%	Apr 24, 2003
S&P 500 Equal Weight Index	S&P 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)	21.91%	4.80%	10.56%	Apr 24, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight ETF (Prospectus Summary) | Rydex S&P Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight ETF (formerly, Rydex S&P Equal Weight ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal Weight ETF (the "Fund") is
to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500 Equal Weight Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the
correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index is an unmanaged equal-weighted version of the S&P 500
Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill
Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P 500 Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31,
2010, the S&P 500 Equal Weight Index included companies with a capitalization range of  $1.6 billion to  $368.7 billion. As long as the Fund invests at least
90% of its total assets in the securities of the respective Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return 06/30/2009 24.68% Lowest Quarter Return 12/31/2008 -26.82%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Rydex S&P Equal Weight ETF (Prospectus Summary) | Rydex S&P Equal Weight ETF | Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Rydex S&P Equal Weight ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2003
Rydex S&P Equal Weight ETF | S&P 500 Equal Weight Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2003
Rydex S&P Equal Weight ETF | Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	126
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	493
Annual Return 2004	rr_AnnualReturn2004	16.50%
Annual Return 2005	rr_AnnualReturn2005	7.65%
Annual Return 2006	rr_AnnualReturn2006	15.32%
Annual Return 2007	rr_AnnualReturn2007	1.11%
Annual Return 2008	rr_AnnualReturn2008	(40.40%)
Annual Return 2009	rr_AnnualReturn2009	45.03%
Annual Return 2010	rr_AnnualReturn2010	21.32%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2003
Rydex S&P Equal Weight ETF | Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2003
Rydex S&P Equal Weight ETF | Rydex S&P Equal Weight ETF-Rydex S&P Equal Weight ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2003

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex Russell Top 50 ETF (Prospectus Summary) | Rydex Russell Top 50 ETF
Rydex Russell Top 50® ETF
INVESTMENT OBJECTIVE
The investment objective of the Rydex Russell Top 50® ETF (the "Fund") is to
replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will also incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex Russell Top 50 ETF Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.20%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex Russell Top 50 ETF Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF	20	63	110	249

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. The Fund offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The
Russell Top 50® Index is an unmanaged equal-weighted version comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S.
equity universe representing approximately 98% of the U.S. equity market. As of
December 31, 2010, the Russell Top 50® Index included companies with a capitalization range of  $40.1 billion to  $368.7 billion. As long as the Fund invests at least 90% of its total assets in the securities of the Underlying
Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. T he Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return  Lowest Quarter Return
06/30/2009      13.84%  12/31/2008     -18.71%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Rydex Russell Top 50 ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF	Return Before Taxes	9.25%	1.42%	1.76%	May 4, 2005
Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF After Taxes on Distributions	Return After Taxes on Distributions	8.91%	0.98%	1.34%	May 4, 2005
Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.41%	1.09%	1.39%	May 4, 2005
Russell Top 50 ETF	Russell Top 50® ETF (reflects no deduction for fees, expenses or taxes)	9.47%	1.59%	1.93%	May 4, 2005

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex Russell Top 50 ETF (Prospectus Summary) | Rydex Russell Top 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex Russell Top 50® ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex Russell Top 50® ETF (the "Fund") is to
replicate as closely as possible, before fees and expenses, the daily performance of the Russell Top 50® Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will also incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will also incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. The Fund offers investors access to the largest capitalization segment in the U.S. equity universe representing approximately 40% of the U.S. stock market. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The
Russell Top 50® Index is an unmanaged equal-weighted version comprised of the 50 largest companies in the Russell 3000® Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S.
equity universe representing approximately 98% of the U.S. equity market. As of
December 31, 2010, the Russell Top 50® Index included companies with a capitalization range of  $40.1 billion to  $368.7 billion. As long as the Fund invests at least 90% of its total assets in the securities of the Underlying
Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the
Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the
Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. T he Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error.
Tracking error risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return  Lowest Quarter Return
06/30/2009      13.84%  12/31/2008     -18.71%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Rydex Russell Top 50 ETF (Prospectus Summary) | Rydex Russell Top 50 ETF | Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.71%)
Rydex Russell Top 50 ETF | Russell Top 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Top 50® ETF (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Rydex Russell Top 50 ETF | Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	63
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	110
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	249
Annual Return 2006	rr_AnnualReturn2006	17.86%
Annual Return 2007	rr_AnnualReturn2007	4.65%
Annual Return 2008	rr_AnnualReturn2008	(33.75%)
Annual Return 2009	rr_AnnualReturn2009	20.21%
Annual Return 2010	rr_AnnualReturn2010	9.25%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Rydex Russell Top 50 ETF | Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Rydex Russell Top 50 ETF | Rydex Russell Top 50 ETF-Rydex Russell Top 50 ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P 500 Pure Value ETF (Prospectus Summary) | Rydex S&P 500 Pure Value ETF
Rydex S&P 500 Pure Value ETF
INVESTMENT OBJECTIVE
The investment objective of the Rydex S&P 500 Pure Value ETF (the "Fund") is to
replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index (the "Underlying Index").

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P 500 Pure Value ETF Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P 500 Pure Value ETF Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF	35	110	192	433

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor, expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The
S&P) 500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by S&P. As of December
31, 2010, the S&P 500 Pure Value Index included 126 of the constituents that comprise the S&P 500. As of December 31, 2010, the S&P 500 Pure Value Index
included companies with capitalizations ranging from  $1.1 billion to  $154.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry; the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stock Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  06/30/2009    44.39%      12/31/2008    -31.02%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Rydex S&P 500 Pure Value ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF	Return Before Taxes	22.56%	1.59%	Mar 1, 2006
Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF After Taxes on Distributions	Return After Taxes on Distributions	22.31%	1.01%	Mar 1, 2006
Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.94%	1.10%	Mar 1, 2006
S&P 500 Pure Value Index	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	3.08%	2.07%	Mar 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P 500 Pure Value ETF (Prospectus Summary) | Rydex S&P 500 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Pure Value ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Pure Value ETF (the "Fund") is to
replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy, known as "replication," to track the performance of the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index. Under normal circumstances, the
Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities (and derivatives thereof) included in the Underlying Index. The Advisor, expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The
S&P) 500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by S&P. As of December
31, 2010, the S&P 500 Pure Value Index included 126 of the constituents that comprise the S&P 500. As of December 31, 2010, the S&P 500 Pure Value Index
included companies with capitalizations ranging from  $1.1 billion to  $154.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the
Fund's derivative investments may be traded in the over-the-counter ("OTC")
market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry; the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stock Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  06/30/2009    44.39%      12/31/2008    -31.02%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Rydex S&P 500 Pure Value ETF (Prospectus Summary) | Rydex S&P 500 Pure Value ETF | Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.02%)
Rydex S&P 500 Pure Value ETF | S&P 500 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Value ETF | Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	4.10%
Annual Return 2008	rr_AnnualReturn2008	(48.04%)
Annual Return 2009	rr_AnnualReturn2009	53.96%
Annual Return 2010	rr_AnnualReturn2010	22.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Value ETF | Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Value ETF | Rydex S&P 500 Pure Value ETF-Rydex S&P 500 Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P 500 Pure Growth ETF (Prospectus Summary) | Rydex S&P 500 Pure Growth ETF
Rydex S&P 500 Pure Growth ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Pure Growth
ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Growth Index (the "Underlying
Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P 500 Pure Growth ETF Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P 500 Pure Growth ETF Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF	35	110	192	433

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 31 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by S&P. As of December
31, 2010, the S&P
500 Pure Growth Index included 125 of the constituents that comprise the S&P
500. As of December 31, 2010, the S&P 500 Pure Growth Index included companies with capitalizations ranging from  $2.1 billion to  $271.3 billion. As long as the
Fund invests at least 90% of its total assets in the securities of the
Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

 Highest Quarter Return     Lowest Quarter Return
06/30/2009        21.82%   12/31/2008      -24.55%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P 500 Pure Growth ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF	Return Before Taxes	27.12%	5.45%	Mar 1, 2006
Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF After Taxes on Distributions	Return After Taxes on Distributions	27.04%	5.32%	Mar 1, 2006
Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.72%	4.64%	Mar 1, 2006
S&P 500 Pure Growth Index	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	27.67%	5.81%	Mar 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P 500 Pure Growth ETF (Prospectus Summary) | Rydex S&P 500 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Pure Growth ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Pure Growth
ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Growth Index (the "Underlying
Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 31 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by S&P. As of December
31, 2010, the S&P
500 Pure Growth Index included 125 of the constituents that comprise the S&P
500. As of December 31, 2010, the S&P 500 Pure Growth Index included companies with capitalizations ranging from  $2.1 billion to  $271.3 billion. As long as the
Fund invests at least 90% of its total assets in the securities of the
Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return     Lowest Quarter Return
06/30/2009        21.82%   12/31/2008      -24.55%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P 500 Pure Growth ETF (Prospectus Summary) | Rydex S&P 500 Pure Growth ETF | Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
Rydex S&P 500 Pure Growth ETF | S&P 500 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Growth ETF | Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(39.10%)
Annual Return 2009	rr_AnnualReturn2009	50.21%
Annual Return 2010	rr_AnnualReturn2010	27.12%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Growth ETF | Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P 500 Pure Growth ETF | Rydex S&P 500 Pure Growth ETF-Rydex S&P 500 Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P MidCap 400 Pure Value ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Value ETF
Rydex S&P MidCap 400 Pure Value ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P MidCap 400 Pure
Value ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400 Pure Value Index (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or in the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P MidCap 400 Pure Value ETF Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P MidCap 400 Pure Value ETF Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF	35	110	192	433

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund's performance and that of the
Underlying Index, before fees and expenses, will be 95% or better. A figure of
100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap
400 companies with strong value characteristics as selected by S&P. As of
December 31, 2010, the S&P MidCap 400 Pure Value Index included 93 of the constituents that comprise the S&P MidCap 400. As of December 31, 2010, the S&P
MidCap 400 Pure Value Index included companies with capitalizations ranging from  $293.8 million to  $4.7 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Mid-Capitalization Securities Risk. Medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/2009    39.25%      12/31/2008    -34.51%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P MidCap 400 Pure Value ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF	Return Before Taxes	22.54%	3.80%	Mar 1, 2006
Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF After Taxes on Distributions	Return After Taxes on Distributions	22.33%	3.31%	Mar 1, 2006
Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.87%	3.05%	Mar 1, 2006
S&P Midcap 400 Pure Value Index	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	23.18%	4.21%	Mar 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P MidCap 400 Pure Value ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P MidCap 400 Pure Value ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P MidCap 400 Pure
Value ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400 Pure Value Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or in the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or in the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, the correlation between the Fund's performance and that of the
Underlying Index, before fees and expenses, will be 95% or better. A figure of
100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap
400 companies with strong value characteristics as selected by S&P. As of
December 31, 2010, the S&P MidCap 400 Pure Value Index included 93 of the constituents that comprise the S&P MidCap 400. As of December 31, 2010, the S&P
MidCap 400 Pure Value Index included companies with capitalizations ranging from  $293.8 million to  $4.7 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Mid-Capitalization Securities Risk. Medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/2009    39.25%      12/31/2008    -34.51%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P MidCap 400 Pure Value ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Value ETF | Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.51%)
Rydex S&P MidCap 400 Pure Value ETF | S&P Midcap 400 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Value ETF | Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	(3.19%)
Annual Return 2008	rr_AnnualReturn2008	(42.85%)
Annual Return 2009	rr_AnnualReturn2009	58.35%
Annual Return 2010	rr_AnnualReturn2010	22.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Value ETF | Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Value ETF | Rydex S&P MidCap 400 Pure Value ETF-Rydex S&P MidCap 400 Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P MidCap 400 Pure Growth ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Growth ETF
Rydex S&P MidCap 400 Pure Growth ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P MidCap 400 Pure
Growth ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400 Pure Growth Index (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P MidCap 400 Pure Growth ETF Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P MidCap 400 Pure Growth ETF Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF	35	110	192	433

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P
MidCap 400 companies with strong growth characteristics as selected by S&P. As
of December 31, 2010, the S&P MidCap 400 Pure Growth   Index included 104 of the
constituents that comprise the S&P MidCap 400. As of December 31, 2010, the S&P MidCap 400 Pure Growth Index included companies with a capitalization range of  $892.1 million to  $9.2 billion. As long as the Fund invests at least
90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Mid-Capitalization Securities Risk. Medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the
Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/2009    27.03%      12/31/2008    -25.19%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P MidCap 400 Pure Growth ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF	Return Before Taxes	34.72%	8.83%	Mar 1, 2006
Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF After Taxes on Distributions	Return After Taxes on Distributions	34.70%	8.78%	Mar 1, 2006
Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.60%	7.65%	Mar 1, 2006
S&P MidCap 400 Pure Growth Index	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	35.19%	9.24%	Mar 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P MidCap 400 Pure Growth ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P MidCap 400 Pure Growth ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P MidCap 400 Pure
Growth ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P MidCap 400 Pure Growth Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P
MidCap 400 companies with strong growth characteristics as selected by S&P. As
of December 31, 2010, the S&P MidCap 400 Pure Growth   Index included 104 of the
constituents that comprise the S&P MidCap 400. As of December 31, 2010, the S&P MidCap 400 Pure Growth Index included companies with a capitalization range of  $892.1 million to  $9.2 billion. As long as the Fund invests at least
90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Mid-Capitalization Securities Risk. Medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the
Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/2009    27.03%      12/31/2008    -25.19%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P MidCap 400 Pure Growth ETF (Prospectus Summary) | Rydex S&P MidCap 400 Pure Growth ETF | Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
Rydex S&P MidCap 400 Pure Growth ETF | S&P MidCap 400 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Growth ETF | Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	9.95%
Annual Return 2008	rr_AnnualReturn2008	(35.48%)
Annual Return 2009	rr_AnnualReturn2009	59.76%
Annual Return 2010	rr_AnnualReturn2010	34.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Growth ETF | Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P MidCap 400 Pure Growth ETF | Rydex S&P MidCap 400 Pure Growth ETF-Rydex S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P SmallCap 600 Pure Value ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Value ETF
Rydex S&P SmallCap 600 Pure Value ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P SmallCap 600
Pure Value ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600 Pure Value Index (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses		Rydex S&P SmallCap 600 Pure Value ETF Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P SmallCap 600 Pure Value ETF Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF	35	110	192	433

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P
SmallCap 600 companies with strong value characteristics as selected by S&P. As of December 31, 2010, the S&P SmallCap 600 Pure Value Index included 153 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2010, the S&P SmallCap 600 Pure Value Index included companies with a capitalization range of  $69.3 million to  $2.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the
Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/2009    75.36%      12/31/2008    -37.41%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P SmallCap 600 Pure Value ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF	Return Before Taxes	28.13%	1.98%	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF After Taxes on Distributions	Return After Taxes on Distributions	28.03%	1.62%	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.39%	1.52%	Mar 1, 2006
S&P SmallCap 600 Pure Value Index	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	29.18%	2.09%	Mar 1, 2006

Rydex S&P SmallCap 600 Pure Value ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P SmallCap 600 Pure Value ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P SmallCap 600 Pure Value ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P SmallCap 600
Pure Value ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600 Pure Value Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P
SmallCap 600 companies with strong value characteristics as selected by S&P. As of December 31, 2010, the S&P SmallCap 600 Pure Value Index included 153 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2010, the S&P SmallCap 600 Pure Value Index included companies with a capitalization range of  $69.3 million to  $2.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the
Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/2009    75.36%      12/31/2008    -37.41%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P SmallCap 600 Pure Value ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	75.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.41%)
Rydex S&P SmallCap 600 Pure Value ETF | S&P SmallCap 600 Pure Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	(18.84%)
Annual Return 2008	rr_AnnualReturn2008	(42.44%)
Annual Return 2009	rr_AnnualReturn2009	67.03%
Annual Return 2010	rr_AnnualReturn2010	28.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Value ETF | Rydex S&P SmallCap 600 Pure Value ETF-Rydex S&P SmallCap 600 Pure Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P SmallCap 600 Pure Growth ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Growth ETF
Rydex S&P SmallCap 600 Pure Growth ETF
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P SmallCap 600
Pure Growth ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600 Pure Growth Index (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P SmallCap 600 Pure Growth ETF Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.35%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P SmallCap 600 Pure Growth ETF Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF	35	110	192	433

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P
SmallCap 600 companies   with strong growth characteristics as selected by S&P.
As of December 31, 2010, the S&P SmallCap 600 Pure Growth Index included 160 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2010, the S&P SmallCap 600 Pure Growth Index included companies with a capitalization range of  $184.2 million to  $3.2 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/2009    29.49%       12/31/2008    -26.12%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P SmallCap 600 Pure Growth ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF	Return Before Taxes	28.21%	4.39%	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF After Taxes on Distributions	Return After Taxes on Distributions	28.12%	4.31%	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.39%	3.73%	Mar 1, 2006
S&P SmallCap 600 Pure Growth Index	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	28.72%	4.58%	Mar 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P SmallCap 600 Pure Growth ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P SmallCap 600 Pure Growth ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P SmallCap 600
Pure Growth ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P SmallCap 600 Pure Growth Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P
SmallCap 600 companies   with strong growth characteristics as selected by S&P.
As of December 31, 2010, the S&P SmallCap 600 Pure Growth Index included 160 of the constituents that comprise the S&P SmallCap
600. As of December 31, 2010, the S&P SmallCap 600 Pure Growth Index included companies with a capitalization range of  $184.2 million to  $3.2 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Small-Capitalization Securities Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/2009    29.49%       12/31/2008    -26.12%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P SmallCap 600 Pure Growth ETF (Prospectus Summary) | Rydex S&P SmallCap 600 Pure Growth ETF | Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.12%)
Rydex S&P SmallCap 600 Pure Growth ETF | S&P SmallCap 600 Pure Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Growth ETF | Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	433
Annual Return 2007	rr_AnnualReturn2007	1.28%
Annual Return 2008	rr_AnnualReturn2008	(33.03%)
Annual Return 2009	rr_AnnualReturn2009	37.61%
Annual Return 2010	rr_AnnualReturn2010	28.21%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Growth ETF | Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Rydex S&P SmallCap 600 Pure Growth ETF | Rydex S&P SmallCap 600 Pure Growth ETF-Rydex S&P SmallCap 600 Pure Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Consumer Discretionary ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Discretionary ETF
Rydex S&P 500 Equal Weight Consumer Discretionary ETF (formerly, Rydex S&P Equal Weight Consumer Discretionary ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Consumer Discretionary ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight
Index Consumer Discretionary (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Consumer Discretionary ETF Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Consumer Discretionary ETF Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index . The
S&P 500 Equal Weight Index Consumer Discretionary is an unmanaged equal weighted version of the S&P 500 Consumer Discretionary Index that consists of the common stocks of the
following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the Consumer
Discretionary sector of the S&P 500 Index. As of December 31, 2010, the S&P 500
Equal Weight Index Consumer Discretionary included companies with a capitalization range of  $1.6 billion to  $81.2 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Concentration Risk. To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer discretionary sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of consumer discretionary sector companies also may fluctuate widely in response to such events.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
09/30/2009    30.51%       12/31/2008    -31.01%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Consumer Discretionary ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF	Return Before Taxes	26.78%	1.70%	Nov 1, 2006
Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF After Taxes on Distributions	Return After Taxes on Distributions	26.58%	1.41%	Nov 1, 2006
Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.64%	1.31%	Nov 1, 2006
S&P 500 Equal Weight Index Consumer Discretionary	S&P 500 Equal Weight Index Consumer Discretionary (reflects no deduction for fees, expenses or taxes)	27.54%	2.09%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Consumer Discretionary ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Consumer Discretionary ETF (formerly, Rydex S&P Equal Weight Consumer Discretionary ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Consumer Discretionary ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight
Index Consumer Discretionary (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index . The
S&P 500 Equal Weight Index Consumer Discretionary is an unmanaged equal weighted version of the S&P 500 Consumer Discretionary Index that consists of the common stocks of the
following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the Consumer
Discretionary sector of the S&P 500 Index. As of December 31, 2010, the S&P 500
Equal Weight Index Consumer Discretionary included companies with a capitalization range of  $1.6 billion to  $81.2 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Discretionary Sector Concentration Risk. To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer discretionary sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of consumer discretionary sector companies also may fluctuate widely in response to such events.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
09/30/2009    30.51%       12/31/2008    -31.01%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Consumer Discretionary ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Discretionary ETF | Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.01%)
Rydex S&P Equal Weight Consumer Discretionary ETF | S&P 500 Equal Weight Index Consumer Discretionary
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Consumer Discretionary (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Discretionary ETF | Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	(16.12%)
Annual Return 2008	rr_AnnualReturn2008	(41.02%)
Annual Return 2009	rr_AnnualReturn2009	63.97%
Annual Return 2010	rr_AnnualReturn2010	26.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Discretionary ETF | Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Discretionary ETF | Rydex S&P Equal Weight Consumer Discretionary ETF-Rydex S&P Equal Weight Consumer Discretionary ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Consumer Staples ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Staples ETF
Rydex S&P 500 Equal Weight Consumer Staples ETF (formerly, Rydex S&P Equal Weight Consumer Staples ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Consumer Staples ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Consumer Staples (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Consumer Staples ETF Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Consumer Staples ETF Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate  perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index .   The
S&P 500 Equal Weight Index Consumer Staples is an unmanaged equal weighted version of the S&P 500 Consumer Staples Index that consists of the common stocks of the following
industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight
Index Consumer Staples included companies with a capitalization range of  $1.6 billion to  $192.1 billion. As long as the Fund invests at least 90% of its total assets in securities  included in the  Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index , as well as cash and cash equivalents.
Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Staples Sector Concentration Risk. To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer staples sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of c onsumer s taples s ector companies also may fluctuate widely in response to such events.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/2009    14.16%       12/31/2008    -16.35%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Consumer Staples ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF	Return Before Taxes	17.95%	6.40%	Nov 1, 2006
Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF After Taxes on Distributions	Return After Taxes on Distributions	17.58%	5.96%	Nov 1, 2006
Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.11%	5.36%	Nov 1, 2006
S&P 500 Equal Weight Index Consumer Staples	S&P 500 Equal Weight Index Consumer Staples (reflects no deduction for fees, expenses or taxes)	18.73%	6.99%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Consumer Staples ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Consumer Staples ETF (formerly, Rydex S&P Equal Weight Consumer Staples ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Consumer Staples ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Consumer Staples (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate  perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index .   The
S&P 500 Equal Weight Index Consumer Staples is an unmanaged equal weighted version of the S&P 500 Consumer Staples Index that consists of the common stocks of the following
industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight
Index Consumer Staples included companies with a capitalization range of  $1.6 billion to  $192.1 billion. As long as the Fund invests at least 90% of its total assets in securities  included in the  Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index , as well as cash and cash equivalents.
Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Consumer Staples Sector Concentration Risk. To the extent that the Fund's investments are concentrated in issuers conducting business in the consumer staples sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of c onsumer s taples s ector companies also may fluctuate widely in response to such events.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/2009    14.16%       12/31/2008    -16.35%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Consumer Staples ETF (Prospectus Summary) | Rydex S&P Equal Weight Consumer Staples ETF | Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.35%)
Rydex S&P Equal Weight Consumer Staples ETF | S&P 500 Equal Weight Index Consumer Staples
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Consumer Staples (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Staples ETF | Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	8.46%
Annual Return 2008	rr_AnnualReturn2008	(21.78%)
Annual Return 2009	rr_AnnualReturn2009	25.63%
Annual Return 2010	rr_AnnualReturn2010	17.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Staples ETF | Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Consumer Staples ETF | Rydex S&P Equal Weight Consumer Staples ETF-Rydex S&P Equal Weight Consumer Staples ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Energy ETF (Prospectus Summary) | Rydex S&P Equal Weight Energy ETF
Rydex S&P 500 Equal Weight Energy ETF (formerly, Rydex S&P Equal Weight Energy ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Energy ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Energy (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Energy ETF Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Energy ETF Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Energy is an unmanaged equal weighted version of the S&P
500 Energy Index that consists of the common stocks of the following industries:
oil and gas
exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy sector of the S&P 500
Index. As of December 31, 2010, the S&P 500 Equal Weight Index Energy included companies with a capitalization range of  $2.7 billion to  $364.1 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio
turnover rate all contribute to tracking error. Tracking error may cause the
Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
12/31/2010    23.58%       12/31/2008    -34.66%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Energy ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF	Return Before Taxes	26.50%	7.97%	Nov 1, 2006
Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF After Taxes on Distributions	Return After Taxes on Distributions	26.34%	7.71%	Nov 1, 2006
Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.37%	6.83%	Nov 1, 2006
S&P 500 Equal Weight Index Energy	S&P 500 Equal Weight Index Energy (reflects no deduction for fees, expenses or taxes)	27.23%	8.65%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Energy ETF (Prospectus Summary) | Rydex S&P Equal Weight Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Energy ETF (formerly, Rydex S&P Equal Weight Energy ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Energy ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Energy (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Energy is an unmanaged equal weighted version of the S&P
500 Energy Index that consists of the common stocks of the following industries:
oil and gas
exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy sector of the S&P 500
Index. As of December 31, 2010, the S&P 500 Equal Weight Index Energy included companies with a capitalization range of  $2.7 billion to  $364.1 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Energy Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio
turnover rate all contribute to tracking error. Tracking error may cause the
Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
12/31/2010    23.58%       12/31/2008    -34.66%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Energy ETF (Prospectus Summary) | Rydex S&P Equal Weight Energy ETF | Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.66%)
Rydex S&P Equal Weight Energy ETF | S&P 500 Equal Weight Index Energy
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Energy (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Energy ETF | Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	41.19%
Annual Return 2008	rr_AnnualReturn2008	(48.82%)
Annual Return 2009	rr_AnnualReturn2009	45.28%
Annual Return 2010	rr_AnnualReturn2010	26.50%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Energy ETF | Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Energy ETF | Rydex S&P Equal Weight Energy ETF-Rydex S&P Equal Weight Energy ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Financials ETF (Prospectus Summary) | Rydex S&P Equal Weight Financials ETF
Rydex S&P 500 Equal Weight Financials ETF (formerly, Rydex S&P Equal Weight Financials ETF)
INVESTMENT OBJECTIVE -
The investment objective of Rydex S&P 500 Equal Weight
Financials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Financials (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Financials ETF Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Financials ETF Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Financials is an unmanaged equal weighted version of the
S&P 500 Financials Index that consists of the common stocks of the following industries: banks,
diversified financials, brokerage, asset management insurance and real estate, including investment trusts that comprise the Financials sector of the S&P 500
Index. As of December 31, 2010, the S&P 500 Equal Weight Index Financials
included companies with a capitalization range of  $2.4 billion to  $165.9 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the financials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of financials sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  06/30/09      40.06%     12/31/2008    -36.95%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Financials ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF	Return Before Taxes	22.84%	(10.76%)	Nov 1, 2006
Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF After Taxes on Distributions	Return After Taxes on Distributions	22.56%	(11.17%)	Nov 1, 2006
Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.05%	(9.01%)	Nov 1, 2006
S&P 500 Equal Weight Index Financials	S&P 500 Equal Weight Index Financials (reflects no deduction for fees, expenses or taxes)	23.51%	(9.80%)	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Financials ETF (Prospectus Summary) | Rydex S&P Equal Weight Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Financials ETF (formerly, Rydex S&P Equal Weight Financials ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Rydex S&P 500 Equal Weight
Financials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Financials (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Financials is an unmanaged equal weighted version of the
S&P 500 Financials Index that consists of the common stocks of the following industries: banks,
diversified financials, brokerage, asset management insurance and real estate, including investment trusts that comprise the Financials sector of the S&P 500
Index. As of December 31, 2010, the S&P 500 Equal Weight Index Financials
included companies with a capitalization range of  $2.4 billion to  $165.9 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Financials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the financials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of financials sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  06/30/09      40.06%     12/31/2008    -36.95%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Financials ETF (Prospectus Summary) | Rydex S&P Equal Weight Financials ETF | Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.95%)
Rydex S&P Equal Weight Financials ETF | S&P 500 Equal Weight Index Financials
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Financials (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Financials ETF | Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	(18.26%)
Annual Return 2008	rr_AnnualReturn2008	(54.81%)
Annual Return 2009	rr_AnnualReturn2009	30.54%
Annual Return 2010	rr_AnnualReturn2010	22.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Financials ETF | Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Financials ETF | Rydex S&P Equal Weight Financials ETF-Rydex S&P Equal Weight Financials ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Health Care ETF (Prospectus Summary) | Rydex S&P Equal Weight Health Care ETF
Rydex S&P 500 Equal Weight Health Care ETF (formerly, Rydex S&P Equal Weight Health Care ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Health Care ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Health Care (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Health Care ETF Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Health Care ETF Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index.   The
S&P 500 Equal Weight Index Health Care is an unmanaged equal weighted version of the S&P 500 Health Care Index that consists of the common stocks of the following industries:
health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the
S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Health
Care included companies with a capitalization range of  $3.0 billion to  $169.9 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Health Care Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of health care sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  06/30/09      16.65%      12/31/2008    -18.79%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Health Care ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF	Return Before Taxes	10.83%	6.26%	Nov 1, 2006
Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF After Taxes on Distributions	Return After Taxes on Distributions	10.78%	6.19%	Nov 1, 2006
Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.11%	5.37%	Nov 1, 2006
S&P 500 Equal Weight Index Health Care	S&P 500 Equal Weight Index Health Care (reflects no deduction for fees, expenses or taxes)	11.54%	7.28%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Health Care ETF (Prospectus Summary) | Rydex S&P Equal Weight Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Health Care ETF (formerly, Rydex S&P Equal Weight Health Care ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Health Care ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Health Care (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index.   The
S&P 500 Equal Weight Index Health Care is an unmanaged equal weighted version of the S&P 500 Health Care Index that consists of the common stocks of the following industries:
health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the
S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Health
Care included companies with a capitalization range of  $3.0 billion to  $169.9 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Health Care Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the health care sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of health care sector companies also may fluctuate widely in response to such events.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  06/30/09      16.65%      12/31/2008    -18.79%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Health Care ETF (Prospectus Summary) | Rydex S&P Equal Weight Health Care ETF | Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.79%)
Rydex S&P Equal Weight Health Care ETF | S&P 500 Equal Weight Index Health Care
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Health Care (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Health Care ETF | Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	10.81%
Annual Return 2008	rr_AnnualReturn2008	(26.66%)
Annual Return 2009	rr_AnnualReturn2009	38.74%
Annual Return 2010	rr_AnnualReturn2010	10.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Health Care ETF | Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Health Care ETF | Rydex S&P Equal Weight Health Care ETF-Rydex S&P Equal Weight Health Care ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Industrials ETF (Prospectus Summary) | Rydex S&P Equal Weight Industrials ETF
Rydex S&P 500 Equal Weight Industrials ETF (formerly, Rydex S&P Equal Weight Industrials ETF)
INVESTMENT OBJECTIVE -
The investment objective of Rydex S&P 500 Equal Weight
Industrials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Industrials (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Industrials ETF Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Industrials ETF Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Industrials is an unmanaged equal weighted version of the
S&P 500 Industrials Index that consists of the common stocks of the following industries:
aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery; commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the Industrials sector of the S&P
500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Industrials
included companies with a capitalization range of  $2.7 billion to  $194.7 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industrials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the industrials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of i ndustrials s ector companies also may fluctuate widely in response to such events

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
06/30/09          22.77%   12/31/2008      -23.01%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Industrials ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF	Return Before Taxes	26.35%	4.64%	Nov 1, 2006
Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF After Taxes on Distributions	Return After Taxes on Distributions	26.10%	4.22%	Nov 1, 2006
Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.41%	3.86%	Nov 1, 2006
S&P 500 Equal Weight Index Industrials	S&P 500 Equal Weight Index Industrials (reflects no deduction for fees, expenses or taxes)	26.69%	5.22%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Industrials ETF (Prospectus Summary) | Rydex S&P Equal Weight Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Industrials ETF (formerly, Rydex S&P Equal Weight Industrials ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Rydex S&P 500 Equal Weight
Industrials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Industrials (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Industrials is an unmanaged equal weighted version of the
S&P 500 Industrials Index that consists of the common stocks of the following industries:
aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery; commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the Industrials sector of the S&P
500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Industrials
included companies with a capitalization range of  $2.7 billion to  $194.7 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Industrials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the industrials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of i ndustrials s ector companies also may fluctuate widely in response to such events

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
06/30/09          22.77%   12/31/2008      -23.01%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Industrials ETF (Prospectus Summary) | Rydex S&P Equal Weight Industrials ETF | Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.01%)
Rydex S&P Equal Weight Industrials ETF | S&P 500 Equal Weight Index Industrials
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Industrials (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Industrials ETF | Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	15.52%
Annual Return 2008	rr_AnnualReturn2008	(37.70%)
Annual Return 2009	rr_AnnualReturn2009	28.57%
Annual Return 2010	rr_AnnualReturn2010	26.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Industrials ETF | Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Industrials ETF | Rydex S&P Equal Weight Industrials ETF-Rydex S&P Equal Weight Industrials ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Materials ETF (Prospectus Summary) | Rydex S&P Equal Weight Materials ETF
Rydex S&P 500 Equal Weight Materials ETF (formerly, Rydex S&P Equal Weight Materials ETF)
INVESTMENT OBJECTIVE -
The investment objective of Rydex S&P 500 Equal Weight
Materials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Materials (the
"Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Materials ETF Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Materials ETF Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index . The
S&P 500 Equal Weight Index Materials is an unmanaged equal weighted version of the S&P 500 Materials Index that consists of the common stocks of the following industries: chemicals,
construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Materials included companies with a capitalization range of  $1.8 billion to  $56.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Materials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of materials sector companies also may fluctuate widely in response to such events.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  06/30/09      37.60%      12/31/2008    -27.40%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Materials ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF	Return Before Taxes	23.29%	8.79%	Nov 1, 2006
Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF After Taxes on Distributions	Return After Taxes on Distributions	22.74%	8.26%	Nov 1, 2006
Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.73%	7.34%	Nov 1, 2006
S&P 500 Equal Weight Index Materials	S&P 500 Equal Weight Index Materials (reflects no deduction for fees, expenses or taxes)	24.15%	9.75%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Materials ETF (Prospectus Summary) | Rydex S&P Equal Weight Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Materials ETF (formerly, Rydex S&P Equal Weight Materials ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Rydex S&P 500 Equal Weight
Materials ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index Materials (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 27 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index . The
S&P 500 Equal Weight Index Materials is an unmanaged equal weighted version of the S&P 500 Materials Index that consists of the common stocks of the following industries: chemicals,
construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index Materials included companies with a capitalization range of  $1.8 billion to  $56.5 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying
Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Materials Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of materials sector companies also may fluctuate widely in response to such events.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  06/30/09      37.60%      12/31/2008    -27.40%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Materials ETF (Prospectus Summary) | Rydex S&P Equal Weight Materials ETF | Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
Rydex S&P Equal Weight Materials ETF | S&P 500 Equal Weight Index Materials
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Materials (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Materials ETF | Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	10.16%
Annual Return 2008	rr_AnnualReturn2008	(41.44%)
Annual Return 2009	rr_AnnualReturn2009	67.12%
Annual Return 2010	rr_AnnualReturn2010	23.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Materials ETF | Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Materials ETF | Rydex S&P Equal Weight Materials ETF-Rydex S&P Equal Weight Materials ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Technology ETF (Prospectus Summary) | Rydex S&P Equal Weight Technology ETF
Rydex S&P 500 Equal Weight Technology ETF (formerly, Rydex S&P Equal Weight Technology ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Technology ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Technology (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Technology ETF Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Technology ETF Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index.   The
S&P 500 Equal Weight Index Technology is an unmanaged equal
weighted version of the S&P 500 Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight
Index Technology included companies with a capitalization range of  $1.8 billion to  $297.1 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Technology Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology sector companies also may fluctuate widely in response to such events.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  09/30/09      22.16%      12/31/2008    -29.02%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Technology ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF	Return Before Taxes	18.27%	3.14%	Nov 1, 2006
Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF After Taxes on Distributions	Return After Taxes on Distributions	18.22%	3.09%	Nov 1, 2006
Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.94%	2.67%	Nov 1, 2006
S&P 500 Equal Weight Index Technology	S&P 500 Equal Weight Index Technology (reflects no deduction for fees, expenses or taxes)	19.05%	3.70%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Technology ETF (Prospectus Summary) | Rydex S&P Equal Weight Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Technology ETF (formerly, Rydex S&P Equal Weight Technology ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Technology ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Technology (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowing for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Fund's Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up
to 10% of its assets in securities not included in the Underlying Index.   The
S&P 500 Equal Weight Index Technology is an unmanaged equal
weighted version of the S&P 500 Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight
Index Technology included companies with a capitalization range of  $1.8 billion to  $297.1 billion. As long as the Fund invests at least 90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter
("OTC") market. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the
U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Technology Sector Concentration Risk. To the extent that the Fund's investments are concentrated in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology sector companies also may fluctuate widely in response to such events.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  09/30/09      22.16%      12/31/2008    -29.02%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Technology ETF (Prospectus Summary) | Rydex S&P Equal Weight Technology ETF | Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.02%)
Rydex S&P Equal Weight Technology ETF | S&P 500 Equal Weight Index Technology
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Technology (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Technology ETF | Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	1.81%
Annual Return 2008	rr_AnnualReturn2008	(45.73%)
Annual Return 2009	rr_AnnualReturn2009	68.73%
Annual Return 2010	rr_AnnualReturn2010	18.27%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Technology ETF | Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Technology ETF | Rydex S&P Equal Weight Technology ETF-Rydex S&P Equal Weight Technology ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex S&P Equal Weight Utilities ETF (Prospectus Summary) | Rydex S&P Equal Weight Utilities ETF
Rydex S&P 500 Equal Weight Utilities ETF (formerly, Rydex S&P Equal Weight Utilities ETF)
INVESTMENT OBJECTIVE -
The investment objective of the Rydex S&P 500 Equal
Weight Utilities ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Telecommunication Services & Utilities (the "Underlying Index").

FEES AND EXPENSES OF THE FUND -
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex S&P Equal Weight Utilities ETF Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex S&P Equal Weight Utilities ETF Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF	50	157	273	614

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Telecommunication Services & Utilities is an unmanaged equal weighted version of the S&P 500 Utilities Index that consists of the common stocks of the
following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the telecommunication services and utilities sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index
Telecommunication Services & Utilities included companies with a capitalization range of  $2.2 billion to  $173.6 billion. As long as the Fund invests at least
90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS -
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange , there can be no assurance that an active trading market for shares will develop or be maintained.

Telecommunication Services and Utilities Sector Concentration Risk. To the
extent that the Fund's investments are concentrated in the telecommunications services and/or utilities sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of telecommunications services and utilities sector companies also may fluctuate widely in response to such events.

PERFORMANCE INFORMATION -
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the
shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
  09/30/10      14.25%       09/30/08    -14.92%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Average Annual Total Returns Rydex S&P Equal Weight Utilities ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF	Return Before Taxes	13.05%	1.91%	Nov 1, 2006
Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF After Taxes on Distributions	Return After Taxes on Distributions	12.36%	1.13%	Nov 1, 2006
Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.18%	1.36%	Nov 1, 2006
S&P Equal Weight Index Telecommunication Service & Utilities	S&P 500 Equal Weight Index Telecommunication Services & Utilities (reflects no deduction for fees, expenses or taxes)	13.77%	2.46%	Nov 1, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex S&P Equal Weight Utilities ETF (Prospectus Summary) | Rydex S&P Equal Weight Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex S&P 500 Equal Weight Utilities ETF (formerly, Rydex S&P Equal Weight Utilities ETF)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Rydex S&P 500 Equal
Weight Utilities ETF (the "Fund") is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Equal Weight Index
Telecommunication Services & Utilities (the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses
that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the
Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the
Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the
Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund uses a passive management strategy,
known as "replication," to track the performance of the Underlying Index.
"Replication" refers to investing in substantially all of the securities in the
Underlying Index in approximately the same proportions as in the Underlying
Index. Under normal circumstances, the Fund will invest at least 90% of its net assets, plus any borrowings for investment purposes, in the equity securities
(and derivatives thereof) included in the Underlying Index. The Advisor expects that, over time, if the Fund has sufficient assets, the correlation between the
Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.

Although the Advisor intends to use a replication strategy, the Fund may hold up to 10% of its assets in securities not included in the Underlying Index. The S&P
500 Equal Weight Index Telecommunication Services & Utilities is an unmanaged equal weighted version of the S&P 500 Utilities Index that consists of the common stocks of the
following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the telecommunication services and utilities sector of the S&P 500 Index. As of December 31, 2010, the S&P 500 Equal Weight Index
Telecommunication Services & Utilities included companies with a capitalization range of  $2.2 billion to  $173.6 billion. As long as the Fund invests at least
90% of its total assets in securities included in the Underlying Index, the Fund may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S.
Government securities or cash equivalents to collateralize its derivative positions. In an effort to make sure the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Tracking Error Risk. The Advisor may not be able to cause the Fund's performance to match or correlate to that of the Underlying Index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange , there can be no assurance that an active trading market for shares will develop or be maintained.

Telecommunication Services and Utilities Sector Concentration Risk. To the
extent that the Fund's investments are concentrated in the telecommunications services and/or utilities sectors, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of telecommunications services and utilities sector companies also may fluctuate widely in response to such events.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the
shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
  09/30/10      14.25%       09/30/08    -14.92%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010) -
Rydex S&P Equal Weight Utilities ETF (Prospectus Summary) | Rydex S&P Equal Weight Utilities ETF | Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.92%)
Rydex S&P Equal Weight Utilities ETF | S&P Equal Weight Index Telecommunication Service & Utilities
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Equal Weight Index Telecommunication Services & Utilities (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Utilities ETF | Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2007	rr_AnnualReturn2007	10.32%
Annual Return 2008	rr_AnnualReturn2008	(30.83%)
Annual Return 2009	rr_AnnualReturn2009	20.17%
Annual Return 2010	rr_AnnualReturn2010	13.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Utilities ETF | Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006
Rydex S&P Equal Weight Utilities ETF | Rydex S&P Equal Weight Utilities ETF-Rydex S&P Equal Weight Utilities ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2006

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex 2x S&P 500 ETF (Prospectus Summary) | Rydex 2x S&P 500 ETF
Rydex 2x S&P 500 ETF
IMPORTANT INFORMATION ABOUT THE FUND
The Rydex 2x S&P 500 ETF (the "Fund") is very different from most other exchange-traded funds in that it seeks daily leveraged investment results.  The
Fund generally is intended to be used as a short-term trading vehicle . The Fund is not intended to be used by and is not appropriate for, investors who do not
intend to actively monitor and manage their portfolio.   As a result, the   Fund
may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from twice the return of the Fund's Underlying Index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the Underlying Index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b)
understand the consequences of seeking daily leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the daily performance of the S&P 500 Index (the
"Underlying Index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rydex 2x S&P 500 ETF Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.70%
[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the
 Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex 2x S&P 500 ETF Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF	70	219	381	851

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 23 % of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in equity securities contained in the Underlying Index and leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to create the additional needed exposure to pursue its objective. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of  $1.1 billion to  $323.7 billion as of December 31, 2010.

On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund will purchase equity securities that are generally within the capitalization range of the S&P
500 Index at the time of purchase, but may purchase equity securities of any capitalization range. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Compounding Risk.  A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Underlying Index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Underlying Index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) Underlying Index performance; (b)
Underlying Index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the Underlying Index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-
 year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Underlying Index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Underlying Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Underlying Index.

 Index Performance    Annualized Volatility
   1x        2x      10%  25%  50%  75%  100%
  -60%     -120%    -84%  -85% -88% -91% -94%
  -50%     -100%    -75%  -77% -81% -86% -91%
  -40%      -80%    -65%  -66% -72% -80% -87%
  -30%      -60%    -52%  -54% -62% -72% -82%
  -20%      -40%    -37%  -41% -49% -64% -78%
  -10%      -20%    -20%  -24% -37% -55% -71%
   0%        0%      -1%  -5%  -22% -43% -65%
  10%       20%      19%  14%  -5%  -31% -58%
  20%       40%      42%  36%  11%  -15% -47%
  30%       60%      67%  59%  32%  -3%  -38%
  40%       80%      93%  84%  52%  11%  -28%
  50%       100%    122%  111% 76%  28%  -20%
  60%       120%    154%  140% 100% 44%  -10%

The Underlying Index's annualized historical volatility rate for the five year period ended December 31, 2010 is 24.85%. The Underlying Index's highest one-year volatility rate during the five year period is 40.80%. The Underlying
Index's annualized performance for the five year period ended December 31, 2010 is 2.29%.

Historical Underlying Index volatility and performance are not indications of what the Underlying Index volatility and performance will be in the future.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the
Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Swap Counterparty Credit Risk. The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying
Index, rounding of share prices, changes to the composition of the Underlying
Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on (the Exchange), there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

 Highest Quarter Return     Lowest Quarter Return
09/30/2009        32.22%   12/31/2008      -46.72%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Rydex 2x S&P 500 ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF	Return Before Taxes	26.96%	(16.32%)	Nov 5, 2007
Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF After Taxes on Distributions	Return After Taxes on Distributions	26.76%	(16.54%)	Nov 5, 2007
Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.72%	(13.51%)	Nov 5, 2007
S&P 500 Index	S&P 500 Index	15.06%	(3.31%)	Nov 5, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex 2x S&P 500 ETF (Prospectus Summary) | Rydex 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex 2x S&P 500 ETF
Risk/Return, Supplement Text Block	ck0001208211_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Rydex 2x S&P 500 ETF (the "Fund") is very different from most other exchange-traded funds in that it seeks daily leveraged investment results.  The
Fund generally is intended to be used as a short-term trading vehicle . The Fund is not intended to be used by and is not appropriate for, investors who do not
intend to actively monitor and manage their portfolio.   As a result, the   Fund
may be riskier than alternatives that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from twice the return of the Fund's Underlying Index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., 2x) and the cumulative performance of the Underlying Index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b)
understand the consequences of seeking daily leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the daily performance of the S&P 500 Index (the
"Underlying Index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 23 % of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the
 Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of investing in equity securities contained in the Underlying Index and leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to create the additional needed exposure to pursue its objective. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of  $1.1 billion to  $323.7 billion as of December 31, 2010.

On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund will purchase equity securities that are generally within the capitalization range of the S&P
500 Index at the time of purchase, but may purchase equity securities of any capitalization range. To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Compounding Risk.  A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Underlying Index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the
Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Underlying Index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) Underlying Index performance; (b)
Underlying Index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the Underlying Index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-
 year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Underlying Index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the Underlying Index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the Underlying Index.

 Index Performance    Annualized Volatility
   1x        2x      10%  25%  50%  75%  100%
  -60%     -120%    -84%  -85% -88% -91% -94%
  -50%     -100%    -75%  -77% -81% -86% -91%
  -40%      -80%    -65%  -66% -72% -80% -87%
  -30%      -60%    -52%  -54% -62% -72% -82%
  -20%      -40%    -37%  -41% -49% -64% -78%
  -10%      -20%    -20%  -24% -37% -55% -71%
   0%        0%      -1%  -5%  -22% -43% -65%
  10%       20%      19%  14%  -5%  -31% -58%
  20%       40%      42%  36%  11%  -15% -47%
  30%       60%      67%  59%  32%  -3%  -38%
  40%       80%      93%  84%  52%  11%  -28%
  50%       100%    122%  111% 76%  28%  -20%
  60%       120%    154%  140% 100% 44%  -10%

The Underlying Index's annualized historical volatility rate for the five year period ended December 31, 2010 is 24.85%. The Underlying Index's highest one-year volatility rate during the five year period is 40.80%. The Underlying
Index's annualized performance for the five year period ended December 31, 2010 is 2.29%.

Historical Underlying Index volatility and performance are not indications of what the Underlying Index volatility and performance will be in the future.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the
Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Swap Counterparty Credit Risk. The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying
Index, rounding of share prices, changes to the composition of the Underlying
Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on (the Exchange), there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
 Highest Quarter Return     Lowest Quarter Return
09/30/2009        32.22%   12/31/2008      -46.72%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Rydex 2x S&P 500 ETF (Prospectus Summary) | Rydex 2x S&P 500 ETF | Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.72%)
Rydex 2x S&P 500 ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex 2x S&P 500 ETF | Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	381
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	851
Annual Return 2008	rr_AnnualReturn2008	(67.64%)
Annual Return 2009	rr_AnnualReturn2009	46.28%
Annual Return 2010	rr_AnnualReturn2010	26.96%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex 2x S&P 500 ETF | Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex 2x S&P 500 ETF | Rydex 2x S&P 500 ETF-Rydex 2x S&P 500 ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.51%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007

[1]	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

Rydex Inverse 2x S&P 500 ETF (Prospectus Summary) | Rydex Inverse 2x S&P 500 ETF
Rydex Inverse 2x S&P 500 ETF
IMPORTANT INFORMATION ABOUT THE FUND
The Rydex Inverse 2x S&P 500 ETF (the "Fund") is very different from most other exchange-traded funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. The Fund generally is intended to be used as a short-term trading vehicle . The Fund is not intended to be used by and is not appropriate for, investors who do not intend to actively monitor and
manage their portfolio.   As a result, the Fund may be riskier than alternatives
that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from twice the return of the Fund's Underlying Index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -2x) and the cumulative performance of the Underlying Index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b)
understand the consequences of seeking daily leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the daily performance of the S&P 500 Index (the "Underlying Index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rydex Inverse 2x S&P 500 ETF Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.71%

Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rydex Inverse 2x S&P 500 ETF Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF	70	219	381	851

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.
Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the
Underlying Index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The S&P 500 Index is a
capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of  $1.1 billion to  $323.7 billion as of December 31, 2010.

On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the
Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Compounding Risk.  A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Underlying Index has an extreme one-day movement approaching 50%. In addition, as a result of compounding because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Underlying Index times the stated multiple in the
Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) Underlying Index performance; (b)
Underlying Index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the Underlying Index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance.

The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Underlying
Index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the Underlying Index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the
Underlying Index.

 Index Performance    Annualized Volatility
   1x       -2x      10%  25%  50%  75%  100%
  -60%      120%    506%  404% 199% 13%  -69%
  -50%      100%    286%  229% 91%  -27% -82%
  -40%      80%     171%  128% 33%  -49% -86%
  -30%      60%      99%  70%  -1%  -62% -90%
  -20%      40%      52%  31%  -27% -70% -93%
  -10%      20%      20%   3%  -42% -77% -94%
   0%        0%      -3%  -18% -52% -81% -96%
  10%       -20%    -19%  -31% -61% -84% -96%
  20%       -40%    -32%  -43% -67% -87% -97%
  30%       -60%    -42%  -51% -72% -89% -97%
  40%       -80%    -50%  -58% -75% -91% -97%
  50%      -100%    -57%  -63% -79% -92% -98%
  60%      -120%    -62%  -68% -82% -93% -98%

The Underlying Index's annualized historical volatility rate for the five year period ended December 31, 2010 is 24.85%. The Underlying Index's highest one-year volatility rate during the five year period is 40.80%. The Underlying
Index's annualized performance for the five year period ended December 31, 2010 is 2.29%.

Historical Underlying Index volatility and performance are not indications of what the Underlying Index volatility and performance will be in the future.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative s , imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the
Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives,
it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Swap Counterparty Credit Risk. The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying
Index, rounding of share prices, changes to the composition of the Underlying
Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

The following bar chart shows the performance of the shares of the Fund from year to year.

The performance information shown below is based on a calendar year.

Highest Quarter Return     Lowest Quarter Return
12/31/2008        22.63%   06/30/09        -29.56%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Average Annual Total Returns Rydex Inverse 2x S&P 500 ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF	Return Before Taxes	(31.85%)	(14.80%)	Nov 5, 2007
Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF After Taxes on Distributions	Return After Taxes on Distributions	(31.85%)	15.46%	Nov 5, 2007
Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(20.70%)	(11.40%)	Nov 5, 2007
S&P 500 Index	S&P 500 Index	15.06%	(3.31%)	Nov 5, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Rydex Inverse 2x S&P 500 ETF (Prospectus Summary) | Rydex Inverse 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rydex Inverse 2x S&P 500 ETF
Risk/Return, Supplement Text Block	ck0001208211_SupplementTextBlock
IMPORTANT INFORMATION ABOUT THE FUND
The Rydex Inverse 2x S&P 500 ETF (the "Fund") is very different from most other exchange-traded funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. The Fund generally is intended to be used as a short-term trading vehicle . The Fund is not intended to be used by and is not appropriate for, investors who do not intend to actively monitor and
manage their portfolio.   As a result, the Fund may be riskier than alternatives
that do not use leverage because the performance of an investment is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match the performance of the Fund's benchmark (as defined below) over a period of time greater than one day. This means that the return of the Fund for a period longer than a single trading day will be the result of each day's compounded returns over the period, which will likely differ from twice the return of the Fund's Underlying Index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the
Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -2x) and the cumulative performance of the Underlying Index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b)
understand the consequences of seeking daily leveraged investment results, and
(c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the
Fund is not a complete investment program.

Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) of the daily performance of the S&P 500 Index (the "Underlying Index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense, Footnotes	rr_ExpenseFootnotesTextBlock
Please see "Explanation of Certain Fund Fees and Expenses" for additional information about the Fund's fees and expenses.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.
Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the
Underlying Index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. The S&P 500 Index is a
capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of  $1.1 billion to  $323.7 billion as of December 31, 2010.

On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. To the extent the
Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its net assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Correlation and Compounding Risk.  A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Underlying Index has an extreme one-day movement approaching 50%. In addition, as a result of compounding because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the performance of the Underlying Index times the stated multiple in the
Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) Underlying Index performance; (b)
Underlying Index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the Underlying Index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance.

The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the Underlying
Index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the Underlying Index;
conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the
Underlying Index.

 Index Performance    Annualized Volatility
   1x       -2x      10%  25%  50%  75%  100%
  -60%      120%    506%  404% 199% 13%  -69%
  -50%      100%    286%  229% 91%  -27% -82%
  -40%      80%     171%  128% 33%  -49% -86%
  -30%      60%      99%  70%  -1%  -62% -90%
  -20%      40%      52%  31%  -27% -70% -93%
  -10%      20%      20%   3%  -42% -77% -94%
   0%        0%      -3%  -18% -52% -81% -96%
  10%       -20%    -19%  -31% -61% -84% -96%
  20%       -40%    -32%  -43% -67% -87% -97%
  30%       -60%    -42%  -51% -72% -89% -97%
  40%       -80%    -50%  -58% -75% -91% -97%
  50%      -100%    -57%  -63% -79% -92% -98%
  60%      -120%    -62%  -68% -82% -93% -98%

The Underlying Index's annualized historical volatility rate for the five year period ended December 31, 2010 is 24.85%. The Underlying Index's highest one-year volatility rate during the five year period is 40.80%. The Underlying
Index's annualized performance for the five year period ended December 31, 2010 is 2.29%.

Historical Underlying Index volatility and performance are not indications of what the Underlying Index volatility and performance will be in the future.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative s , imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk. The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Large-Capitalization Securities Risk. The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the
Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk. The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives,
it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk. The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

Swap Counterparty Credit Risk. The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its Underlying
Index, rounding of share prices, changes to the composition of the Underlying
Index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk. Secondary market trading in Fund shares may be halted by the
NYSE Arca, Inc. (the "Exchange") because of market conditions or other reasons.
If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Risk, Lose Money	rr_RiskLoseMoney	As with all exchange-traded funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Rydex | SGI Client Services at 800-820-0888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The variability of performance over time provides an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-820-0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the performance of the shares of the Fund from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return     Lowest Quarter Return
12/31/2008        22.63%   06/30/09        -29.56%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Rydex Inverse 2x S&P 500 ETF (Prospectus Summary) | Rydex Inverse 2x S&P 500 ETF | Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.56%)
Rydex Inverse 2x S&P 500 ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex Inverse 2x S&P 500 ETF | Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	381
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	851
Annual Return 2008	rr_AnnualReturn2008	69.85%
Annual Return 2009	rr_AnnualReturn2009	(49.93%)
Annual Return 2010	rr_AnnualReturn2010	(31.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(31.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.80%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex Inverse 2x S&P 500 ETF | Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(31.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
Rydex Inverse 2x S&P 500 ETF | Rydex Inverse 2x S&P 500 ETF-Rydex Inverse 2x S&P 500 ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007